Significant Accounting Policies Significant Accounting Policies- Reclassification Operation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administration	$ 272,411	$ 194,035	$ 129,332
Instructional and support costs	$ 530,604	371,542	268,943
Previously Reported | Instruction and educational support
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administration		0	0
Instructional and support costs		340,076	249,939
Previously Reported | Admissions advisory
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administration		0	0
Instructional and support costs		31,466	19,004
Previously Reported | Marketing
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administration		136,979	82,540
Instructional and support costs		0	0
Previously Reported | General and administration
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administration		57,056	46,792
Instructional and support costs		$ 0	$ 0